Exhibit 99.14

Verizon Master Trust - VZMT 2024-8

Monthly Investor Report

Group Name	One

Series Name	2024-8
Collection Period	December 2024
Payment Date	01/21/2025
Transaction Month	2
Anticipated Redemption Date	11/22/2027
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$816,010,000.00	4.62%	11/20/2030
Class A-1b	$75,000,000.00	SOFR +0.42%	11/20/2030
Class B	$68,120,000.00	4.82%	11/20/2030
Class C	$40,870,000.00	4.99%	11/20/2030

Total	$1,000,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	01/13/2025
Compound SOFR for Interest Period	4.40654%
Spread over Compounded SOFR	0.42%
Note Interest Rate	4.82654%
Note Balance at the beginning of the Interest Period	$75,000,000.00
Days in the Interest Period	32
Note Monthly Interest	$321,769.33

Verizon Master Trust - VZMT 2024-8

Monthly Investor Report

Group Name	One

Series 2024-8 Available Funds and other sources of funds
Series 2024-8 Allocation Percentage x Group One Available Funds	$70,318,492.66
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$70,318,492.66

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$10,899,182.56
Required Reserve Amount	$10,899,182.56
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$10,899,182.56

Verizon Master Trust - VZMT 2024-8

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$75.37	$75.37	$0.00	$0.00	$70,318,417.29
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$70,317,167.29
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$70,317,167.29
Asset Representations Reviewer Fee	$38.09	$38.09	$0.00	$0.00	$70,317,129.20
Supplemental ARR Fee	$173.38	$173.38	$0.00	$0.00	$70,316,955.82
Servicing Fee	$757,675.90	$757,675.90	$0.00	$0.00	$69,559,279.92
Class A-1a Note Interest	$3,141,638.50	$3,141,638.50	$0.00	$0.00	$66,417,641.42
Class A-1b Note Interest	$321,769.33	$321,769.33	$0.00	$0.00	$66,095,872.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$66,095,872.09
Class B Note Interest	$273,615.33	$273,615.33	$0.00	$0.00	$65,822,256.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$65,822,256.76
Class C Note Interest	$169,951.08	$169,951.08	$0.00	$0.00	$65,652,305.68
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$65,652,305.68
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$65,652,305.68
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$65,652,305.68
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$65,652,305.68
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$65,652,305.68
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$65,652,305.68
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$65,652,305.68
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$65,652,305.68
Class R Interest	$65,652,305.68	$65,652,305.68	$0.00	$0.00	$0.00

Total	$70,318,492.66	$70,318,492.66	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2024-8

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,141,638.50	$0.00	$0.00	$3,141,638.50
Class A-1b	$0.00	$0.00	$321,769.33	$0.00	$0.00	$321,769.33
Class B	$0.00	$0.00	$273,615.33	$0.00	$0.00	$273,615.33
Class C	$0.00	$0.00	$169,951.08	$0.00	$0.00	$169,951.08

Total	$0.00	$0.00	$3,906,974.24	$0.00	$0.00	$3,906,974.24

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$3.85	$0.00	$3.85
Class A-1b	$1,000.00	$4.29	$0.00	$4.29
Class B	$1,000.00	$4.02	$0.00	$4.02
Class C	$1,000.00	$4.16	$0.00	$4.16

Total	$1,000.00	$3.91	$0.00	$3.91

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$816,010,000.00	1.00	$816,010,000.00	1.00
Class A-1b	$75,000,000.00	1.00	$75,000,000.00	1.00
Class B	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$40,870,000.00	1.00	$40,870,000.00	1.00

Total	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

Verizon Master Trust - VZMT 2024-8

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$500,000,000.00
Ending Principal Funding Account Limit	$500,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.